Consolidated Statements of Income and Comprehensive Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Operating revenues	$ 183,294	$ 130,324
Cost of sales	127,875	95,451
Gross profit	55,419	34,873
Operating expenses:
Selling	17,287	11,756
General and administration	10,862	12,138
Operating expenses net	28,149	23,894
Operating income	27,270	10,979
Change in fair value of warrant liability	7,626	0
Non-operating revenues	3,998	3,649
Interest expense	(7,886)	(5,513)
Income before taxes	31,008	9,115
Income tax provision	8,696	3,223
Net income	22,312	5,892
Comprehensive income:
Net income	22,312	5,892
Foreign currency translation adjustments	(953)	6,262
Total comprehensive income	$ 21,359	$ 12,154
Basic income per share (in dollars per share)	$ 1.08	$ 0.29
Diluted income per share (in dollars per share)	$ 1.08	$ 0.29
Basic weighted average common shares outstanding (in shares)	20,677,067	20,567,141
Diluted weighted average common shares outstanding (in shares)	20,714,275	20,567,141